UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Asian Small Companies Portfolio                                                                                             as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
China — 7.1%
Containers & Packaging — 1.2%
AMVIG Holdings Ltd.	8,588,000	$6,618,158
		$6,618,158
Hotels, Restaurants & Leisure — 1.2%
Ctrip.Com International Ltd.	125,104	6,945,774
		$6,945,774
Personal Products — 1.8%
Beauty China Holdings Ltd.	17,813,000	10,467,641
		$10,467,641
Textiles, Apparel & Luxury Goods — 2.9%
Ports Design Ltd.	7,879,000	16,402,435
		$16,402,435
Total China (identified cost $24,165,345)		$40,434,008
Hong Kong — 7.0%
Hotels, Restaurants & Leisure — 1.5%
Fairwood Holdings Ltd.	7,674,000	8,962,511
		$8,962,511
Textiles, Apparel & Luxury Goods — 5.5%
EganaGoldpfeil Holdings Ltd.	30,476,000	15,097,544
Peace Mark Holdings Ltd.	23,814,000	16,151,026
		$31,248,570
Total Hong Kong (identified cost $22,769,268)		$40,211,081
India — 5.1%
Chemicals — 2.4%
United Phosphorus Ltd.	1,855,089	13,804,016
		$13,804,016
Diversified Financial Services — 1.3%
Financial Technologies (India) Ltd.	161,707	7,576,736
		$7,576,736
Electrical Equipment — 0.9%
ABB Ltd.	61,000	4,756,646
		$4,756,646

Industrial Conglomerates — 0.5%
Siemens India Ltd.	110,580	$2,783,194
		$2,783,194
Total India (identified cost $14,350,116)		$28,920,592
Malaysia — 10.2%
Construction Materials — 2.5%
Lafarge Malayan Cement Berhad	44,183,100	14,030,051
		$14,030,051
Electronic Equipment & Instruments — 2.1%
Uchi Technologies BHD	12,620,300	11,788,769
		$11,788,769
Health Care Providers & Services — 2.4%
Pantai Holdings BHD	18,910,300	14,007,630
		$14,007,630
Stationary - Office Supplies — 1.2%
Pelikan International Corp.	7,500,000	6,957,537
		$6,957,537
Wireless Telecommunication Services — 2.0%
Digi.Com Berhad	3,130,800	11,680,824
		$11,680,824
Total Malaysia (identified cost $39,807,599)		$58,464,811
Philippines — 0.9%
Construction Materials — 0.9%
Holcim Philippines, Inc.	31,770,000	5,054,028
		$5,054,028
Total Philippines (identified cost $4,307,219)		$5,054,028
Republic of Korea — 13.8%
Chemicals — 1.2%
Youlchon Chemical Co. Ltd.	638,790	7,045,352
		$7,045,352
Commercial Services & Supplies — 1.8%
Fursys, Inc.	363,850	10,277,143
		$10,277,143
Construction & Engineering — 1.3%
Hyundai Engineering & Construction Co. (1)	128,060	7,688,313
		$7,688,313

Food Products — 1.3%
Binggrae Co. Ltd.	170,050	$7,635,316
		$7,635,316
Health Care Equipment & Supplies — 1.4%
Standard Diagnostics, Inc.	556,953	7,697,820
		$7,697,820
Hotels, Restaurants & Leisure — 1.8%
Hana Tour Service, Inc.	155,205	10,159,503
		$10,159,503
Leisure Equipment & Products — 0.8%
Samick Musical Instruments Co. Ltd.	4,028,920	4,731,115
		$4,731,115
Pharmaceuticals — 2.6%
Hanmi Pharm Co. Ltd.	103,218	14,624,121
		$14,624,121
Software — 1.6%
Duzon Digital Ware Co. Ltd.	400,982	8,980,541
		$8,980,541
Total Republic of Korea (identified cost $60,032,737)		$78,839,224
Singapore — 26.0%
Air Freight & Logistics — 2.2%
Goodpack Ltd.	12,186,000	12,431,492
		$12,431,492
Communications Equipment — 2.4%
Datacraft Asia Ltd. (1)	11,695,000	13,683,150
		$13,683,150
Diversified Consumer Services — 4.4%
Hartford Education Corp. Ltd.	933,083	357,341
Raffles Education Corp. Ltd.	22,394,000	24,572,916
		$24,930,257
Energy Equipment & Services — 4.9%
Ezra Holdings Ltd.	11,225,760	27,860,542
		$27,860,542
Health Care Equipment & Supplies — 1.8%
LMA International NV (1)	24,220,000	10,067,870
		$10,067,870

IT Services — 2.5%
CSE Global Ltd.	18,321,000	$14,278,214
		$14,278,214
Real Estate Investment Trusts (REITs) — 2.2%
Ascott Residence Trust	14,190,000	12,894,976
		$12,894,976
Real Estate Management & Development — 2.7%
Ascott Group Ltd.	18,790,000	15,242,256
		$15,242,256
Road & Rail — 1.2%
SMRT Corp. Ltd.	9,002,000	6,665,044
		$6,665,044
Software — 1.4%
Silverlake Axis Ltd.	19,315,000	8,274,959
		$8,274,959
Specialty Retail — 0.3%
Pertama Holdings Ltd.	7,217,000	1,902,869
		$1,902,869
Total Singapore (identified cost $97,608,471)		$148,231,629
Taiwan — 13.3%
Commercial Services & Supplies — 1.7%
Taiwan-Sogo Shinkong Security Corp.	10,842,600	9,954,998
		$9,954,998
Distributors — 1.3%
Test-Rite International Co.	14,101,603	7,573,083
		$7,573,083
Electronic Equipment & Instruments — 1.7%
Av Tech Corp.	2,088,430	9,558,417
		$9,558,417
Hotels, Restaurants & Leisure — 2.4%
Formosa International Hotels Corp.	4,924,000	13,900,078
		$13,900,078
Industrial Conglomerates — 1.2%
Chung-Hsin Electric & Machinery MFG. Corp.	10,793,000	6,534,982
		$6,534,982
Leisure Equipment & Products — 3.3%
Johnson Health Tech Co. Ltd.	2,838,325	18,926,255
		$18,926,255

Machinery — 1.7%
Awea Mechantronic Co. Ltd.	4,602,840	$9,461,393
		$9,461,393
Total Taiwan (identified cost $53,996,496)		$75,909,206
Thailand — 16.3%
Health Care Providers & Services — 2.2%
Bumrungrad Hospital Public Co. Ltd.	12,168,100	12,376,638
		$12,376,638
Hotels, Restaurants & Leisure — 2.8%
Minor International PLC	49,735,490	16,077,238
		$16,077,238
Media — 3.7%
Major Cineplex Public Co. Ltd.	30,391,900	14,143,646
Workpoint Entertainment Public Co. Ltd. (1)	11,330,600	7,325,343
		$21,468,989
Real Estate Management & Development — 4.9%
Central Pattana PCL	19,567,000	12,813,836
Central Pattana PCL NVDR	1,258,900	823,346
LPN Development PLC (1)	55,762,600	8,870,699
Siam Future Development Public Co. Ltd. (1)	21,011,040	5,240,318
		$27,748,199
Specialty Retail — 0.4%
It City Public Co. Ltd. (1)	8,651,400	2,290,325
		$2,290,325
Wireless Telecommunication Services — 2.3%
Total Access Communication PCL (1)	2,912,400	13,047,552
		$13,047,552
Total Thailand (identified cost $65,923,408)		$93,008,941
Total Common Stocks (identified cost $382,960,659)		$569,073,520

Warrants — 0.1%

Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08 (1)	3,690,779	$591,388
		$591,388
Total Thailand (identified cost $0)		$591,388
Total Warrants (identified cost $0)		$591,388
Total Investments — 99.8% (identified cost $382,960,659)		$569,664,908
Other Assets, Less Liabilities — 0.2%		$1,005,765
Net Assets — 100.0%		$570,670,673

NVDR	—	Non Voting Depositary Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Singapore	26.0%	$148,231,629
Thailand	16.4%	93,600,329
Republic of Korea	13.8%	78,839,224
Taiwan	13.3%	75,909,206
Malaysia	10.2%	58,464,811
China	7.1%	40,434,008
Hong Kong	7.0%	40,211,081
India	5.1%	28,920,592
Philipines	0.9%	5,054,028
	99.8%	$569,664,908

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$382,982,986
Gross unrealized appreciation	$200,070,324
Gross unrealized depreciation	(13,388,402)
Net unrealized appreciation	$186,681,922

The net unrealized depreciation on currency was $3,158.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 18, 2007